Annual Operating Expenses {- Fidelity SAI Inflation-Focused Fund} - 07.31 Fidelity SAI Inflation-Focused Fund PRO-03 - Fidelity SAI Inflation-Focused Fund - Fidelity SAI Inflation-Focused Fund	Sep. 29, 2020
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%
Total annual operating expenses	0.41%